UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period:  11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Hundredfold Select Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011

Shares			Value

EXCHANGE TRADED FUNDS - 15.3%
EQUITY FUND - 15.3%
26,400	Consumer Staples Select Sector SPDR Fund		$ 842,160
12,200	Energy Select Sector SPDR Fund		864,126
24,000	Materials Select Sector SPDR Fund		828,480
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,472,963)		2,534,766

SHORT-TERM INVESTMENTS - 99.7%
MONEY MARKET FUND - 99.7%
16,467,737	Fidelity Institutional Money Market Funds - Government Portfolio (Cost $16,467,737)		16,467,737

	TOTAL INVESTMENTS - 115.0% (Cost - $18,940,700) (a)		$ 19,002,503
	LIABILITIES LESS OTHER ASSETS - 15.0%		(2,480,308)
	NET ASSETS - 100.0%		$ 16,522,195

(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 61,803
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 61,803

Long			Unrealized
Contracts			Appreciation
OPEN FUTURES CONTRACT
45	Russell 2000 Mini Index Futures December 2011
	(Underlying Face Amount at Value $3,315,150)		$ 24,750

Hundredfold Select Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011
Shares						Value

OPEN-ENDED MUTUAL FUNDS - 21.8%
EQUITY FUND - 21.8%
2,565,218	Wasatch Emerging Markets Small Cap Fund (Cost - $5,900,000)					$ 5,900,000

SHORT-TERM INVESTMENTS - 77.7%
MONEY MARKET FUND - 77.7%
21,072,853	Fidelity Institutional Money Market Funds - Government Portfolio (Cost - $21,072,853)					21,072,853

	TOTAL INVESTMENTS - 99.5% (Cost - $26,972,853) (a)					$ 26,972,853
	OTHER ASSETS LESS LIABILITIES - 0.5%					125,943
	NET ASSETS - 100.0%					$ 27,098,796

(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:				$ -
		Unrealized depreciation:				-
		Net unrealized appreciation:				$ -

Long/(Short)						Unrealized
Contracts						Gain
OPEN FUTURES CONTRACT
88	S&P E-Mini Index Futures December 2011
	(Underlying Face Amount at Value $5,482,400)					$ 2,200

SHORT EQUITY SWAP CONTRACTS
		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital LLC	iShares MSCI Emerging Markets Index	$ 77,000	$ 3,083,080	0.56%	11/7/2012	$ (297,312)

Hundredfold Select Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011
Shares						Value

	OPEN-ENDED MUTUAL FUNDS - 73.6%
	ASSET ALLOCATION FUND - 5.0%
195,609	Merger Fund *					$ 3,127,786

	DEBT FUND - 68.6%
1,069,745	DoubleLine Total Return Bond Fund					11,842,074
1,405,896	PIMCO High Yield Fund					12,400,000
1,068,966	RidgeWorth Seix Floating Rate High Income Fund					9,214,483
1,324,786	SEI Institutional Managed Trust - High Yield Bond Fund					9,339,743
						42,796,300

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $46,036,097)					45,924,086

	EXCHANGE TRADED FUNDS - 5.1%
	DEBT FUND - 5.1%
36,500	iShares iBoxx $ High Yield Corporate Bond Fund					3,160,900
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $3,098,620)

	SHORT-TERM INVESTMENTS - 42.1%
	MONEY MARKET FUND - 42.1%
26,221,231	Fidelity Institutional Money Market Funds - Government Portfolio ($26,221,231)					26,221,231

	TOTAL INVESTMENTS - 120.8% ( Cost - $75,355,948) (a)					$ 75,306,217
	OTHER LIABILITIES LESS ASSETS - 20.8%					(12,960,638)
	NET ASSETS - 100.0%					$ 62,345,579

* Non-income producing security.

(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:				$ 104,809
		Unrealized depreciation:				(154,540)
		Net unrealized depreciation:				$ (49,731)

	LONG EQUITY SWAP CONTRACTS
		Number of	Notional	Interest Rate	Termination	Unrealized Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital LLC	iShares iBoxx $ High Yield Corporate Bond	22,000	$ 1,905,200	0.57%	11/7/2012	$ 4,378
Credit Suisse Capital LLC	iShares iBoxx $ High Yield Corporate Bond	14,300	1,238,380	0.57%	11/7/2012	(21)
Credit Suisse Capital LLC	SPDR Barclays Capital High Yield Bond ETF	50,000	1,894,000	0.57%	11/7/2012	6,170
Credit Suisse Capital LLC	SPDR Barclays Capital High Yield Bond ETF	33,000	1,250,040	0.57%	11/7/2012	389
		119,300	$ 6,287,620			$ 10,916

Hundredfold Select Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Futures are valued based on their daily settlement value.  Equity swaps are valued at the last reported sales price of the reference Entity.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2011 for the Fund’s assets and liabilities measured at fair value:

SELECT EQUITY
Assets +	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Fund	$ 2,534,766	$ -	$ -	$ 2,534,766
Money Market	16,467,737	-	-	16,467,737
Total	19,002,503	$ -	$ -	19,002,503
Derivatives
Futures	24,750	-	-	24,750
Total	$ 24,750	$ -	$ -	$ 24,750

SELECT GLOBAL
Assets +	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 5,900,000	$ -	$ -	$ 5,900,000
Money Market	21,072,853	-	-	21,072,853
Derivatives
Futures	2,200			2,200
Total	$ 26,975,053	$ -	$ -	$ 26,975,053
Liabilities
Equity Swaps	$ -	$ 297,312.00	$ -	$ 297,312.00
Total	$ -	$ 297,312.00	$ -	$ 297,312.00

Hundredfold Select Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

SELECT ALTERNATIVE
Assets +	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 45,924,086	$ -	$ -	$ 45,924,086
Exchange Traded Fund	3,160,900	-	-	3,160,900
Money Market Fund	26,221,231	-	-	26,221,231
Total	$ 75,306,217	$ -	$ -	$ 75,306,217
Derivatives
Open Swaps	$ -	$ 10,916	$ -	$ 10,916

+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. The Funds collateralize swap agreements with cash and certain securities of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Hundredfold Select Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

Futures Contracts – Each Fund may purchase and sell stock index futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index;  3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The following is a summary of the equity risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each Fund as of June 30, 2011:

	Derivative Unrealized Appreciation/ (Depreciation)
Select Equity	$ 24,750
Select Global	(297,312)
Select Alternative	10,916

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/30/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/30/12